Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Operating Activities:
Net Income	$ 247,350	$ 260,083
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	167,167	156,353
Change in deferred taxes, net	(3,459)	(22,455)
Stock Option Compensation Expense	6,174	6,220
Dividend income from equity method investees	32,399	18,582
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(62,915)	(40,702)
Inventories, net	(111,648)	(56,173)
Prepaid expenses, other current and non-current assets	(26,831)	32,079
Accounts payable, accrued expenses and other current and non-current liabilities	(180,308)	(99,671)
Income tax payable	20,756	62,249
Net cash provided by (used in) operating activities	112,294	315,418
Investing Activities:
Purchases of property, plant and equipment	(199,631)	(147,357)
Proceeds from sale of property, plant and equipment	2,480	1,327
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(137,157)	(72,214)
Proceeds from divestitures	2,381	1,036
Net cash (used in) provided by investing activities	(331,927)	(217,208)
Financing Activities:
Increase (decrease) of accounts receivable securitization program	68,000	(162,000)
Proceeds from exercise of stock options	5,807	4,635
Distributions to noncontrolling interests		72,619
Contributions from noncontrolling interests	13,402	8,795
Net cash (used in) provided by financing activities	116,211	(246,467)
Effect of exchange rate changes on cash and cash equivalents	(5,228)	(4,942)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(108,650)	(153,199)
Cash and cash equivalents at beginning of period	682,777	688,040
Cash and cash equivalents at end of period	574,127
Issuers [Member] | FMC US Finance [Member]
Operating Activities:
Net Income	1,103	1,081
Changes in assets and liabilities, net of amounts from businesses acquired:
Accounts receivable from/payable to related parties	19,214	(8,547)
Accounts payable, accrued expenses and other current and non-current liabilities	(17,938)	(7,273)
Income tax payable	628	616
Net cash provided by (used in) operating activities	3,007	2,971
Financing Activities:
Long-term debt and capital lease obligations, net	(3,007)	(2,972)
Net cash (used in) provided by financing activities	(3,007)	(2,972)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents		(1)
Cash and cash equivalents at beginning of period		1
Cash and cash equivalents at end of period	0	0
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating Activities:
Net Income	205,462	225,499
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(124,293)	(117,240)
Depreciation and amortization	168	169
Change in deferred taxes, net	(5,141)	(14,876)
(Gain) loss on sale of fixed assets and investments		(12)
Write-off of loans from related parties	54,513
Stock Option Compensation Expense	6,174	6,220
Dividend income from equity method investees	(43,389)	(22,816)
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	27,932	(19,210)
Accounts receivable from/payable to related parties	68,641	76,649
Accounts payable, accrued expenses and other current and non-current liabilities	(1,925)	3,603
Income tax payable	8,954	(923)
Net cash provided by (used in) operating activities	283,874	29,397
Investing Activities:
Purchases of property, plant and equipment		14
Proceeds from sale of property, plant and equipment		17
Disbursements of loans to related parties	(88,773)	22,515
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	63,444	23,152
Net cash (used in) provided by investing activities	(152,217)	(45,664)
Financing Activities:
Short-term borrowings, net	(60)	4,226
Long-term debt and capital lease obligations, net	(136,960)
Proceeds from exercise of stock options	(5,266)	(4,113)
Net cash (used in) provided by financing activities	(131,754)	8,339
Effect of exchange rate changes on cash and cash equivalents	377	8,461
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	280	533
Cash and cash equivalents at beginning of period	13	78
Cash and cash equivalents at end of period	293	611
Guarantors [Member] | D GmbH [Member]
Operating Activities:
Net Income	3,821	(11,711)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	13,209	12,184
Change in deferred taxes, net	1,004	2,705
(Gain) loss on sale of fixed assets and investments	(48)	(115)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	10,600	(15,829)
Inventories, net	(26,758)	(12,488)
Prepaid expenses, other current and non-current assets	(28,285)	(9,435)
Accounts receivable from/payable to related parties	126,606	(52,601)
Accounts payable, accrued expenses and other current and non-current liabilities	23,947	19,261
Net cash provided by (used in) operating activities	124,096	37,173
Investing Activities:
Purchases of property, plant and equipment	28,346	13,577
Proceeds from sale of property, plant and equipment	(128)
Disbursements of loans to related parties		180
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	1,216	1,424
Net cash (used in) provided by investing activities	(29,434)	(14,821)
Financing Activities:
Short-term borrowings, net	(93,960)	(22,794)
Net cash (used in) provided by financing activities	(93,960)	(22,794)
Effect of exchange rate changes on cash and cash equivalents	6	(2)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	708	(444)
Cash and cash equivalents at beginning of period	4,490	501
Cash and cash equivalents at end of period	5,198	57
Guarantors [Member] | FMCH [Member]
Operating Activities:
Net Income	143,144	161,636
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(154,698)	(181,689)
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	(25,230)	(6,047)
Accounts receivable from/payable to related parties	(1,109)	(28,490)
Accounts payable, accrued expenses and other current and non-current liabilities	(455)	(921)
Income tax payable	(7,528)	(13,065)
Net cash provided by (used in) operating activities	(45,876)	(11,596)
Investing Activities:
Disbursements of loans to related parties	(63,712)	(83,644)
Net cash (used in) provided by investing activities	(63,712)	83,644
Financing Activities:
Long-term debt and capital lease obligations, net	109,588	1,659,914
Capital (decrease) increase		1,731,962
Net cash (used in) provided by financing activities	109,588	(72,048)
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income	179,824	304,267
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	162,641	151,774
Change in deferred taxes, net	6,310	(3,914)
(Gain) loss on sale of fixed assets and investments	854	455
Dividend income from equity method investees	10,990	4,234
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(73,804)	(24,873)
Inventories, net	(104,322)	(59,019)
Prepaid expenses, other current and non-current assets	5,543	66,903
Accounts receivable from/payable to related parties	(214,030)	80,161
Accounts payable, accrued expenses and other current and non-current liabilities	(183,359)	(115,523)
Income tax payable	36,852	50,431
Net cash provided by (used in) operating activities	(194,481)	286,106
Investing Activities:
Purchases of property, plant and equipment	179,465	139,502
Proceeds from sale of property, plant and equipment	(2,352)	1,130
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	136,985	69,095
Proceeds from divestitures	(2,381)	(63,452)
Net cash (used in) provided by investing activities	(311,717)	(270,919)
Financing Activities:
Short-term borrowings, net	171,121	25,607
Long-term debt and capital lease obligations, net	186,922	(1,750,388)
Increase (decrease) of accounts receivable securitization program	68,000	162,000
Proceeds from exercise of stock options	(541)	(522)
Capital (decrease) increase	(21,099)	(1,730,603)
Distributions to noncontrolling interests	52,157	72,619
Contributions from noncontrolling interests	13,402	8,795
Net cash (used in) provided by financing activities	408,928	(219,480)
Effect of exchange rate changes on cash and cash equivalents	(5,611)	(13,401)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(102,881)	(217,694)
Cash and cash equivalents at beginning of period	672,206	686,457
Cash and cash equivalents at end of period	569,325	468,763
Combining Adjustment [Member]
Operating Activities:
Net Income	(286,004)	(420,689)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	278,991	298,929
Depreciation and amortization	(8,851)	(7,774)
Change in deferred taxes, net	(5,632)	(6,370)
Write-off of loans from related parties	(54,513)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	289
Inventories, net	19,432	15,334
Prepaid expenses, other current and non-current assets	(6,791)	(132)
Accounts receivable from/payable to related parties	23,481	(65,697)
Accounts payable, accrued expenses and other current and non-current liabilities	(578)	1,182
Income tax payable	(18,150)	25,190
Net cash provided by (used in) operating activities	(58,326)	(28,633)
Investing Activities:
Purchases of property, plant and equipment	(8,180)	(5,736)
Disbursements of loans to related parties	152,485	61,129
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(64,488)	(21,457)
Proceeds from divestitures		64,488
Net cash (used in) provided by investing activities	225,153	30,552
Financing Activities:
Long-term debt and capital lease obligations, net	(152,485)	61,129
Capital (decrease) increase	21,099	(1,359)
Net cash (used in) provided by financing activities	(173,584)	62,488
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(6,757)	64,407
Cash and cash equivalents at beginning of period	6,068	1,003
Cash and cash equivalents at end of period	$ (689)	$ 65,410